Exhibit 99.22

Client Name:		Credit Suisse
Client Project Name:		CSMLT 2015-3
Start - End Dates:		04/2013 - 08/2015
Deal Loan Count:		1
Report Run Date:		11/2/2015

Loan Level Tape Compare Upload

Loans in Report		1
Loan Number	Seller Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Loan Status	Sample Group
xxxxx	417372035	XXXXXX	Debt to Income Ratio (Back)	40.4700	41.4830	Client Complete	CSMLT 2015-3
xxxxx	417372035	XXXXXX	Debt to Income Ratio (Front)	10.5400	10.9128	Client Complete	CSMLT 2015-3
xxxxx	417372035	XXXXXX	Original P&I	2787.78	2787.77	Client Complete	CSMLT 2015-3
xxxxx	417372035	XXXXXX	Property Street Address	XXXXXX	XXXXXX	Client Complete	CSMLT 2015-3

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